Employee Related Liabilities (Tables)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Related Liabilities [Abstract]
Schedule of Net Benefit Costs [Table Text Block]
Net periodic post-retirement benefit (income) cost consists of the following:

	Pension Plans			Health Care and Other Plans
Year ended December 31,	2014	2013	2012	2014	2013	2012
In millions
Service cost	$1.0	$1.0	$1.1	$—	$—	$—
Interest cost	7.1	6.7	7.8	0.7	0.7	0.8
Expected return on plan assets	(14.5)	(13.7)	(13.8)	—	—	—
Amortization of prior service credit	—	—	—	(0.7)	(0.7)	(0.7)
Net actuarial loss (gain)	1.8	2.9	4.1	(1.2)	(0.1)	(0.5)
Settlement charges	3.1	—	6.7	—	—	—
Net periodic benefit (income) cost	$(1.5)	$(3.1)	$5.9	$(1.2)	$(0.1)	$(0.4)

Schedule of Assumptions Used [Table Text Block]
The following is a table of actuarial assumptions used to determine the net periodic benefit (income) cost:

	Pension Plans			Health Care and Other Plans
Year ended December 31,	2014	2013	2012	2014	2013	2012
Weighted-average assumptions:
Discount rate	3.80%	3.14%	3.65%	4.27%	3.38%	3.93%
Expected return on plan assets	8.39%	8.38%	8.34%	NA	NA	NA
Rate of compensation increase [1]	0.60%	0.44%	3.59%	3.75%	3.75%	3.75%
Current medical cost trend rate	NA	NA	NA	7.80%	8.00%	8.00%
Ultimate medical cost trend rate	NA	NA	NA	4.50%	4.50%	5.00%
Year the rate reaches ultimate trend rate	NA	NA	NA	2022	2022	2018
[1] Effective January 1, 2012, the accumulation of new benefits for all participants under the U.S. defined benefit pension plan was frozen.

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following summarizes the change in benefit obligation, change in plan assets, and funded status of the plans:

	Pension Plans		Health Care and Other Plans
Year ended December 31,	2014	2013	2014	2013
In millions
Change in benefit obligation:
Benefit obligation at beginning of year	$197.0	$223.5	$17.1	$21.5
Service cost	1.0	1.0	—	—
Interest cost	7.1	6.7	0.7	0.7
Plan participants’ contributions	—	—	0.4	0.4
Actuarial loss (gain)	25.9	(16.2)	1.1	(4.2)
Gross benefits paid	(9.3)	(15.0)	(1.2)	(1.3)
Settlements	(7.7)	—	—	—
Currency exchange gain	(2.7)	(3.0)	—	—
Benefit obligation at end of year	$211.3	$197.0	$18.1	$17.1
Change in plan assets:
Fair value of plan assets at beginning of year	$181.2	$171.8	$—	$—
Actual gain on plan assets	8.0	23.7	—	—
Employer contributions	1.0	0.8	0.8	0.9
Plan participants’ contributions	—	—	0.4	0.4
Settlements	(7.6)	—	—	—
Gross benefits paid	(9.3)	(15.0)	(1.2)	(1.3)
Currency exchange loss	(0.2)	(0.1)	—	—
Fair value of plan assets at end of year	$173.1	$181.2	$—	$—
Net amount recognized	$(38.2)	$(15.8)	$(18.1)	$(17.1)
Amounts recognized in statement of financial position:
Other assets, noncurrent	$—	$18.4	$—	$—
Accrued liabilities, current	(0.5)	(0.8)	(1.1)	(1.3)
Pension and post-employment liabilities, noncurrent	(37.7)	(33.4)	(17.0)	(15.8)
Net amount recognized	$(38.2)	$(15.8)	$(18.1)	$(17.1)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Amounts recognized in accumulated other comprehensive loss (before tax):

	Pension Plans		Health Care and Other Plans
As of December 31,	2014	2013	2014	2013
In millions
Net actuarial loss (gain)	$84.6	$57.1	$(2.3)	$(4.4)
Prior service credit	—	—	(10.6)	(11.4)
Net amount recognized	$84.6	$57.1	$(12.9)	$(15.8)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
The estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic benefit cost (income) in 2015 are as follows:

	Pension Plans	Health Care and Other Plans
In millions
Actuarial loss (gain)	$3.0	$(0.2)
Prior service credit	—	(0.7)
Total	$3.0	$(0.9)

ScheduleOfWeightedAverageAssumptionsUsedInCalculatingBenefitObligationTableTextBlock [Table Text Block]
The following is a table of the actuarial assumptions used to determine the benefit obligations of our pension and other post-employment plans:

	Pension Plans		Health Care and Other Plans
As of December 31,	2014	2013	2014	2013
Weighted-average assumptions:
Discount rate	3.24%	3.80%	3.58%	4.28%
Rate of compensation increase [1]	0.51%	0.54%	3.75%	3.75%
[1] Effective January 1, 2012, the accumulation of new benefits for all participants under the U.S. defined benefit pension plan was frozen.

Schedule of Allocation of Plan Assets [Table Text Block]
The weighted-average allocation of our defined-benefit pension plan assets at year ended December 31 was as follows:

		Actual Allocation
Asset Category	2014 Target Allocation	2014	2013
Cash	—%	—%	2%
Group annuity contract	—%	36%	28%
Equity securities	30%	26%	59%
Fixed income securities	70%	38%	11%
Total	100%	100%	100%

Schedule of Fair Value of Plan Assets [Table Text Block]
The following table sets forth by level within the fair value hierarchy the investments held by pension plans at December 31, 2014. This table does not include $3.6 million in cash and $0.9 million in pending dispositions receivables in accordance with the disclosure requirements of ASC 820, Fair Value Measurements and Disclosures.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
In millions
Equity mutual funds:
Large cap funds	$15.6	$—	$—	$15.6
Mid cap funds	3.7	—	—	3.7
Small cap funds	3.8	—	—	3.8
International funds	13.6	—	—	13.6
Emerging market funds	6.7	—	—	6.7
Fixed income funds:
Investment grade bond funds	58.7	—	—	58.7
Corporate bond funds	3.7	—	—	3.7
Emerging market bond funds	2.4	—	—	2.4
Group annuity contract	—	—	60.4	60.4
Total assets at fair value	$108.2	$—	$60.4	$168.6

The following table sets forth by Level within the fair value hierarchy the investments held by the pension plans at December 31, 2013. This table does not include the $4.1 million in cash in accordance with the disclosure requirements of ASC 820.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
In millions
Equity mutual funds:
Large cap funds	$46.9	$—	$—	$46.9
Mid cap funds	13.7	—	—	13.7
Small cap funds	13.8	—	—	13.8
International funds	22.8	—	—	22.8
Emerging market funds	9.3	—	—	9.3
Fixed income funds:
Investment grade bond funds	6.9	—	—	6.9
Corporate bond funds	13.3	—	—	13.3
Group annuity contract	—	—	50.4	50.4
Total assets at fair value	$126.7	$—	$50.4	$177.1

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The table below sets forth a summary of changes in the fair value of the Plan's Level 3 assets for the years ended December 31, 2014 and 2013.

	Year Ended
	December 31, 2014	December 31, 2013
In millions
Balance, beginning of year	$50.4	$53.7
Purchases	14.9	0.2
Sales	(6.2)	(4.6)
Interest credit during the year	1.3	1.1
Balance, end of year	$60.4	$50.4

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2014 and 2013 were as follows:

	Pension Plans
	2014	2013
In millions
Projected benefit obligation, end of year	$211.3	$37.6
Accumulated benefit obligation, end of year	200.0	25.4
Fair value of plan assets, end of year	173.1	3.3

Schedule of Expected Benefit Payments [Table Text Block]
We estimate that the future benefits payable for the pension and other post-retirement plans are as follows:

	Pension Plans	Health Care and Other Plans
In millions
2015	$19.5	$1.1
2016	15.9	1.1
2017	13.7	1.1
2018	13.3	1.1
2019	12.3	1.1
2020-2024	59.9	5.3